Corporate Information - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 subsidiary antibody_drug_conjugate non-antibody_drug_conjugate	Dec. 31, 2011 antibodyDrugConjugateTarget non-antibodyDrugConjugateTarget
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of subsidiaries	2
Number of ADC's that can be developed	11	11
Number of non-ADC's that can be developed	10	10